Capital management	12 Months Ended
Dec. 31, 2024
Capital management [abstract]
Capital management
27.

Capital management
Cameco’s management considers its capital structure to consist of bank overdrafts, long-term debt, short-term debt (net of cash and cash equivalents), non-controlling interest and shareholders’ equity.
Cameco’s capital structure reflects its strategy and the environment in which it operates. Delivering returns to long-term shareholders is a top priority. The Company’s objective is to maximize cash flow while maintaining its investment grade rating through close capital management of our balance sheet metrics. Capital resources are managed to allow it to support achievement of its goals while managing financial risks such as weakness in the market, litigation risk and refinancing risk.
The overall objectives for managing capital in 2024 reflect the environment that the Company is operating in, similar to the prior comparative period.
The capital structure at December 31 was as follows:
2024 2023
Current portion of long-term debt [note 14] $ 285,707 $ 499,821
Long-term debt [note 14] 995,583 1,284,353
Cash and cash equivalents (600,462) (566,809)
Net debt 680,828 1,217,365
Non-controlling interest 26 4
Shareholders' equity 6,364,307 6,094,305
Total

equity
6,364,333 6,094,309
Total capital $ 7,045,161 $ 7,311,674
Cameco is bound by certain covenants in its general credit facilities. The financial covenants place restrictions on total debt, including guarantees and other financial assurances. As of December 31, 2024, Cameco met these requirements.